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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE M. WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


        /s/ George M. White                  Memphis, TN       February 12, 2010
-------------------------------------   --------------------   -----------------
           [Signature]                     [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         25
Form 13F Information Table Value Total:     67,416 (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
             COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
             --------          ----------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                 TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER          CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
          --------------       ----------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN, INC                        COM     00738A106   14,719   652,713             SOLE               652,713
AEGEAN MARINE PETE NETWORK INC     COM     Y00175102    3,298   120,000             SOLE               120,000
ALPHA PRO TECH LTD                 COM     020772109      665   147,020             SOLE               147,020
AMERICAN ORIENTAL BIOENGR INC.     COM     028731107   11,145 2,396,856             SOLE             2,396,856
ATHENAHEALTH, INC                  COM     04685W103    2,583    57,092             SOLE                57,092
CARDIOVASCULAR SYSTEMS INC.        COM     141619106      173    37,778             SOLE                37,778
CIT GROUP INC.                     COM     125581801      304    11,000             SOLE                11,000
COMCAST CORPORATION             COM CL A   20030N101    1,686   100,000             SOLE               100,000
CROCS, INC.                        COM     227046109    4,198   730,000             SOLE               730,000
ENERGY XXI (BERMUDA) LTD           COM     G10082108      693   300,000             SOLE               300,000
FEDEX CORP.                        COM     31428X106    2,504    30,000             SOLE                30,000
GENERAL MARITIME CORPORATION       COM     Y2693R101    2,012   287,800             SOLE               287,800
GTX, INC.                          COM     40052B108    1,127   268,344             SOLE               268,344
J. B. HUNT TRANS. SVCS INC         COM     445658107    3,524   109,200             SOLE               109,200
JOHNSON & JOHNSON                  COM     478160104    3,221    50,000             SOLE                50,000
LANDSTAR SYSTEM  INC.              COM     515098101    2,132    55,000             SOLE                55,000
LIBERTY MEDIA CORP              LIB STAR   53071M708    1,846    40,000             SOLE                40,000
                                  COM A
MARTEN TRANSPORT LTD.              COM     573075108    1,904   106,100             SOLE               106,100
MEDIFAST, INC.                     COM     58470H101    1,479    48,350             SOLE                48,350
PRE-PAID LEGAL SERVICES INC.       COM     740065107      349     8,497             SOLE                 8,497
RAMBUS INC.                    SER. B CONV 750917AB2    1,045 1,000,000             SOLE             1,000,000
REPUBLIC SVCS INC.                 COM     760759100    3,397   120,000             SOLE               120,000
SAIA INC                           COM     78709Y105      492    33,228             SOLE                33,228
ST. JOE COMPANY                    COM     790148100    1,445    50,000             SOLE                50,000
STAPLES, INC.                      COM     855030102    1,475    60,000             SOLE                60,000